Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segments	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of Principal Accounting Policies [Line Items]
Contract liabilities	$ 1,631,500		$ 1,738,200
Net losses	(6,302,500)	$ (3,942,100)
Accumulated deficits	(66,936,400)		$ (60,633,900)
Working capital	(5,026,100)
Deposited	1,388,000
Bank accounts	100,000
Cash	$ 3,208,000
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of reportable segments | Segments	1
Number of operating segments | Segments	1
Segment reporting description	The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performances of the Company.
Financial Institutions United States [Member]
Summary of Principal Accounting Policies [Line Items]
Deposited	$ 1,820,000
Bank accounts	$ 250,000
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration percentage	29.20%		22.50%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration percentage			19.70%
Customer Concentration Risk [Member] | Customers Three [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration percentage			15.80%